Financial instruments and risk management - Summary of Amounts Related to Items Designated as Hedging Instruments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about hedged items [line items]
Fair value (gain)/loss recognised in OCI	£ (854)	£ (176)	£ 368
Amount recycled from cash flow hedge related reserves to P&L	382	18	(277)
Designated in a cash flow hedge | Derivatives Designated as Hedging Instrument
Disclosure of detailed information about hedged items [line items]
Notional principal	16,103	13,397	12,549
Asset	2,204	1,330	1,248
Liability	(776)	(729)	(628)
Balance in cash flow hedge related reserves (gain)/loss	(571)	(99)	59
Fair value (gain)/loss recognised in OCI	(854)	(176)	368
Amount recycled from cash flow hedge related reserves to P&L	382	18	(277)
Designated in a cash flow hedge | Derivatives Designated as Hedging Instrument | Sterling, Euro and US Dollar Denominated Borrowings
Disclosure of detailed information about hedged items [line items]
Notional principal	13,464	11,431	10,417
Asset	2,142	1,311	1,222
Liability	(744)	(702)	(608)
Balance in cash flow hedge related reserves (gain)/loss	(490)	(48)	101
Fair value (gain)/loss recognised in OCI	(828)	(130)	347
Amount recycled from cash flow hedge related reserves to P&L	386	(19)	(333)
Designated in a cash flow hedge | Derivatives Designated as Hedging Instrument | US Dollar Step up Interest on US Denominated Borrowings
Disclosure of detailed information about hedged items [line items]
Notional principal	159	145	143
Asset	7	3	0
Liability	0	(1)	(6)
Balance in cash flow hedge related reserves (gain)/loss	(45)	(38)	(29)
Fair value (gain)/loss recognised in OCI	(11)	(13)	13
Amount recycled from cash flow hedge related reserves to P&L	4	4	3
Designated in a cash flow hedge | Derivatives Designated as Hedging Instrument | Foreign Currency Purchases, Principally Denominated in Us Dollar, Euro and Asia Pacific Currencies
Disclosure of detailed information about hedged items [line items]
Notional principal	2,480	1,821	1,989
Asset	55	16	26
Liability	(11)	(26)	(14)
Balance in cash flow hedge related reserves (gain)/loss	(57)	(13)	(13)
Fair value (gain)/loss recognised in OCI	(36)	(33)	8
Amount recycled from cash flow hedge related reserves to P&L	(8)	33	53
Designated in a cash flow hedge | Derivatives Designated as Hedging Instrument | Fallago Rigg Energy Contract
Disclosure of detailed information about hedged items [line items]
Asset	0
Liability	(21)
Balance in cash flow hedge related reserves (gain)/loss	21
Fair value (gain)/loss recognised in OCI	21
Amount recycled from cash flow hedge related reserves to P&L	0
Deferred tax | Derivatives Designated as Hedging Instrument
Disclosure of detailed information about hedged items [line items]
Balance in cash flow hedge related reserves (gain)/loss	95	15	(22)
Derivatives not in a designated hedge relationship
Disclosure of detailed information about hedged items [line items]
Notional principal		2,087	2,087
Asset	285	262	261
Liability	(236)	(211)	(209)
Cash Flow Hedges Net Of Deferred Tax And Derivatives Not In A Designated Hedge Relationship
Disclosure of detailed information about hedged items [line items]
Asset	2,489	1,592	1,509
Liability	(1,012)	(940)	(837)
Balance in cash flow hedge related reserves (gain)/loss	£ (476)	£ (84)	£ 37